Purchases and other expenses - Prepaid expenses - Components (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchases and other expenses [abstract]
Prepaid rentals and external purchases	€ 522	€ 408	€ 366
Other prepaid operating expenses	49	47	28
Total	€ 571	€ 455	€ 394	€ 373